Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Mutual Series Funds
Entity Central Index Key	0000825063
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class Z
Trading Symbol	BEGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$38	0.76%
[1],[2]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 3,431,397,650
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class A
Trading Symbol	TEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
[4],[5]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 3,431,397,650
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class C
Trading Symbol	TEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.76%
[7],[8]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 3,431,397,650
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.26%
[10],[11]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 3,431,397,650
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R6
Trading Symbol	FMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.72%
[13],[14]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 3,431,397,650
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	17.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class Z
Trading Symbol	MDISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.96%
[16],[17]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 9,009,445,788
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class A
Trading Symbol	TEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.21%
[19],[20]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 9,009,445,788
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class C
Trading Symbol	TEDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$98	1.96%
[22],[23]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
Net Assets	$ 9,009,445,788
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R
Trading Symbol	TEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.46%
[25],[26]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
Net Assets	$ 9,009,445,788
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R6
Trading Symbol	FMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$44	0.89%
[28],[29]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 9,009,445,788
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[30]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class Z
Trading Symbol	MEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.95%
[31],[32]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,178,274,392
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class A
Trading Symbol	TEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.20%
[34],[35]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 1,178,274,392
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class C
Trading Symbol	TEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$97	1.95%
[37],[38]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
Net Assets	$ 1,178,274,392
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R
Trading Symbol	FMURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.45%
[40],[41]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Net Assets	$ 1,178,274,392
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[42]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R6
Trading Symbol	FMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$44	0.87%
[43],[44]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 1,178,274,392
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[45]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class Z
Trading Symbol	MQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$39	0.76%
[46],[47]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 2,726,286,914
Holdings Count | $ / shares	91
Investment Company Portfolio Turnover	30.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class A
Trading Symbol	TEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	1.01%
[49],[50]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 2,726,286,914
Holdings Count | $ / shares	91
Investment Company Portfolio Turnover	30.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[51]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class C
Trading Symbol	TEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$90	1.76%
[52],[53]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Net Assets	$ 2,726,286,914
Holdings Count | $ / shares	91
Investment Company Portfolio Turnover	30.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R
Trading Symbol	FMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.26%
[55],[56]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 2,726,286,914
Holdings Count | $ / shares	91
Investment Company Portfolio Turnover	30.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R6
Trading Symbol	FMQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$37	0.72%
[58],[59]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,726,286,914
Holdings Count | $ / shares	91
Investment Company Portfolio Turnover	30.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class Z
Trading Symbol	MUTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$39	0.76%
[61],[62]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 6,961,320,527
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	30.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[63],[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class A
Trading Symbol	TESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
[65],[66]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 6,961,320,527
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	30.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[67],[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class C
Trading Symbol	TEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.76%
[69],[70]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Net Assets	$ 6,961,320,527
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	30.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[71],[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R
Trading Symbol	TESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.26%
[73],[74]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 6,961,320,527
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	30.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[75],[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R6
Trading Symbol	FMSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.71%
[77],[78]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 6,961,320,527
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	30.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[79],[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
†	Certain categories may represent less than 0.1%.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
†	Annualized.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
†	Certain categories may represent less than 0.1%.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
†	Certain categories may represent less than 0.1%.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
†	Certain categories may represent less than 0.1%.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
†	Certain categories may represent less than 0.1%.